SEGMENT INFORMATION (Details Narrative) - USD ($)	3 Months Ended
	Jul. 31, 2026	Apr. 30, 2026
Segment Reporting [Abstract]
Segment revenue	$ 723
Consulting and advisory expense	190,000
Audit and professional fees	3,000
Bank and transaction fees	16
Segment net loss	192,293
Segment assets	$ 68,489	$ 202,508